INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets (liability) at December 31, 2021 and 2020 are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$34,842	$232
Startup/Organization Expenses	223,983	—
Total deferred tax assets	258,825	232
Valuation Allowance	(258,825)	(232)
Deferred tax assets (liability)	$—	$—

The income tax provision for the year ended December 31, 2021 and for the period from September 29, 2020 (inception) through December 31, 2020 consists of the following:

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(258,593)	(232)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	258,593	232
Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company has a total of $165,916 and $0, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely. As of December 31, 2021 and 2020, the Company did not have any state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets (liabilities), projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $258,593. For the period from September 29, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $232.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability change in rate	0.0%	0.0%
Change in fair value of Warrant Liability	(11.7)%	—%
Compensation Expense	0.0%	—%
Transaction costs - warrants	(1.5)%	—%
Meals and entertainment	0.0%	0.0%
Valuation allowance	(7.8)%	(21.0)%
Income tax provision	0.0%	0.0%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants, transaction costs associated with warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2021 and 2020 remain open and subject to examination. The Company considers Indianapolis to be a significant state tax jurisdiction.

ENERGY VAULT HOLDINGS, INC
INCOME TAXES

11. INCOME TAXES

The Company did not record a tax provision for the nine months ended September 30, 2021 and 2020, respectively, due to the losses, and accordingly, has recorded a valuation allowance against substantially all of the Company’s net deferred tax assets. The Company provides for a valuation allowance when it is more likely than not that some portion of, or all of the Company’s deferred tax assets will not be realized. Due to the Company’s history of losses, the Company determined that it is not more likely than not to realize its deferred tax assets.

13. INCOME TAXES

The components of pre-tax loss are as follows:

	2020	2019
United States	$(15,334,965)	$(4,707,771)
Switzerland	(8,835,206)	(5,432,866)
Total loss before tax	$(24,171,001)	$(10,140,637)

The following table presents the principal reasons for the difference between the effective tax rate and the Federal statutory income tax rate:

	2020	2019
US federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of Federal benefit	0.02%	0.33%
Non-Deductible expenses	(10.51)%	(0.81)%
Credits	0.23%	0.55%
Foreign rate differential	(0.36)%	(0.54)%
Valuation allowance	(10.39)%	(20.54)%
Effective income tax rate	0.00%	(0.01)%

The components of the provision for income taxes are as follows for the years ended December 31, 2020 and 2019:

	2020	2019
Current
Federal	$—	$—
State	830	810
Foreign	—	—
Total current tax provision	830	810
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax provision	—	—
Total provision for income taxes	$830	$810

The components of the deferred tax asset as of December 31, 2020 and 2019, are as follows:

	2020	2019
Deferred tax assets
Net operating loss carryforwards	$4,796,086	$2,463,756
Accruals	114,117	69,253
Credits	102,705	51,352
Operating lease liabilities	224,047	329,110
Other	153,924	111,778
Gross deferred tax assets	5,390,879	3,025,248
Less: valuation allowance	(5,114,407)	(2,606,724)
Net deferred tax assets	276,472	418,524
Deferred tax liabilities
Depreciation and amortization	(40,046)	(26,830)
Right of use assets	(209,608)	(351,179)
Other	(26,819)	(40,515)
Total deferred tax assets, net of valuation allowance	$—	$—

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, future tax projections and availability of taxable income in the carryback period, the Company established a 100% valuation allowance due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.

At December 31, 2020, the Company had net operating loss carryforwards of $7,509,498 for federal, $10,182,449 for state, and $15,952,683 for foreign income tax purposes available to offset future taxable income. At December 31, 2019, the Company had net operating loss carryforwards of $4,574,507 for federal, $10,115,459 for state, and $7,391,095 for foreign income tax purposes available to offset future taxable income. The net operating loss carryforwards will begin to expire, if unutilized, beginning in 2038. Based upon the analysis of federal and state deferred tax balances, future tax projections, and availability of taxable income in the carryback period, the Company recorded a valuation allowance against the federal, state, and international deferred tax asset of $5,114,507 and $2,606,724 for the years ended December 31, 2020 and 2019, respectively.

The Company’s ability to utilize the net operating losses and tax credit carryforwards are subject to limitations in the event of an ownership change as defined in Section 382 of the Internal Revenue Code (“IRC”) of 1986, as amended, and similar state law. In general, an ownership change occurs if the aggregate stock ownership of certain stockholders increases by more than 50 percentage points over such stockholders’ lowest percentage ownership during the testing period. The Company has considered Section 382 of the IRC and concluded that a change of ownership may have occurred in May or July of 2019. The Company believes it would not result in a limitation amount that would cause the 2019 pre-change net operating loss carryforwards to expire unused.

At December 31, 2020, the Company had federal and state research tax credit carryforwards of $88,282 and $50,759, respectively.

At December 31, 2020 and 2019, the Company recorded $881,796, and $867,892, respectively, of unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, in the income tax provision. During the years ended December 31, 2020 and 2019, the Company recognized no interest and penalties related to uncertain tax positions.

The following table summarizes the activity related to the Company’s unrecognized tax benefits during the year ended December 31, 2019 and 2020:

Unrecognized
Tax Benefits
Balance as of December 31, 2019	$867,892
Increase related to prior year tax positions	—
Decrease related to prior year tax positions	—
Increase related to current year tax positions	—
Decrease related to lapsing status of limitation	13,904
Balance as of December 31, 2020	$881,796
Interest balance as of December 31, 2020	—
Penalties as of December 31, 2020	—

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate as of December 31, 2020 and December 31, 2019 is $0, due to the valuation allowance that would otherwise be recorded on the deferred tax asset associated with the recognized position.